Vanguard Health Care Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Biotechnology (18.5%)
	Amgen Inc.	1,509,121	354,221
	AbbVie Inc.	3,720,330	326,385
	Gilead Sciences Inc.	3,185,857	214,217
*	Vertex Pharmaceuticals Inc.	646,579	143,379
*	Biogen Inc.	463,920	139,088
*	Regeneron Pharmaceuticals Inc.	203,657	75,149
*	Alexion Pharmaceuticals Inc.	564,086	64,272
*	Incyte Corp.	459,668	43,282
*	BioMarin Pharmaceutical Inc.	451,353	36,429
*	Seattle Genetics Inc.	297,271	35,777
*	Alnylam Pharmaceuticals Inc.	279,668	32,760
*	Exact Sciences Corp.	367,612	29,780
*	Neurocrine Biosciences Inc.	218,731	25,506
*	Ionis Pharmaceuticals Inc.	335,434	21,454
*	Sarepta Therapeutics Inc.	187,057	21,042
*	Sage Therapeutics Inc.	129,903	20,105
*	Medicines Co.	199,557	16,803
*	Arrowhead Pharmaceuticals Inc.	214,943	15,693
*	Exelixis Inc.	762,615	12,682
*	ACADIA Pharmaceuticals Inc.	272,763	12,353
*	Bluebird Bio Inc.	138,764	11,232
*	Repligen Corp.	116,618	10,350
*	United Therapeutics Corp.	110,476	10,193
*	Spark Therapeutics Inc.	87,675	9,744
*	Blueprint Medicines Corp.	117,348	9,627
*	Global Blood Therapeutics Inc.	141,886	9,435
*	FibroGen Inc.	196,736	8,336
*	Alkermes plc	395,380	8,311
*	Immunomedics Inc.	386,438	7,257
*	Intercept Pharmaceuticals Inc.	65,822	7,133
*	Amicus Therapeutics Inc.	640,902	6,717
*	Mirati Therapeutics Inc.	64,234	6,473
*	Halozyme Therapeutics Inc.	330,278	6,404
*	Biohaven Pharmaceutical Holding Co. Ltd.	111,500	6,391
*	PTC Therapeutics Inc.	133,586	6,273
*	Emergent BioSolutions Inc.	110,036	6,037
*	Iovance Biotherapeutics Inc.	264,196	6,032
*	Arena Pharmaceuticals Inc.	125,796	5,960
*	Agios Pharmaceuticals Inc.	152,100	5,917
*,^ Allakos Inc.		60,872	5,783
*	Acceleron Pharma Inc.	112,998	5,532
*	Ultragenyx Pharmaceutical Inc.	137,631	5,457
*	Heron Therapeutics Inc.	212,272	5,426
*	Ligand Pharmaceuticals Inc.	47,804	5,402
*	Portola Pharmaceuticals Inc.	182,092	5,199
*	Xencor Inc.	128,001	5,043
*,^ CRISPR Therapeutics AG		68,740	4,925
*	Insmed Inc.	213,227	4,915
*	Myriad Genetics Inc.	186,730	4,806

*	uniQure NV	85,904	4,781
*	Ironwood Pharmaceuticals Inc. Class A	394,351	4,740
*	Invitae Corp.	227,463	4,527
*	Natera Inc.	123,911	4,522
*	Momenta Pharmaceuticals Inc.	235,936	3,964
*	Ra Pharmaceuticals Inc.	76,833	3,590
*	REGENXBIO Inc.	82,868	3,469
*	Editas Medicine Inc.	112,516	3,407
*	Veracyte Inc.	116,035	3,333
*	Sangamo Therapeutics Inc.	292,687	3,161
*	Esperion Therapeutics Inc.	61,178	3,142
*	Dicerna Pharmaceuticals Inc.	129,333	3,112
*	Epizyme Inc.	184,280	3,044
*	Apellis Pharmaceuticals Inc.	112,129	3,014
*	Deciphera Pharmaceuticals Inc.	62,147	2,939
*	ChemoCentryx Inc.	95,707	2,903
*	Audentes Therapeutics Inc.	97,218	2,822
*	Denali Therapeutics Inc.	157,428	2,801
*	ArQule Inc.	288,030	2,762
*	Aimmune Therapeutics Inc.	94,674	2,643
*	Turning Point Therapeutics Inc.	45,210	2,542
*	Radius Health Inc.	109,616	2,455
*	Madrigal Pharmaceuticals Inc.	21,577	2,388
*	Enanta Pharmaceuticals Inc.	37,483	2,386
*	Coherus Biosciences Inc.	132,282	2,380
*	Fate Therapeutics Inc.	150,355	2,349
*	Spectrum Pharmaceuticals Inc.	255,147	2,291
*	Karyopharm Therapeutics Inc.	123,518	2,164
*	Achillion Pharmaceuticals Inc.	335,701	2,085
*	Vanda Pharmaceuticals Inc.	121,197	2,028
*	Anika Therapeutics Inc.	34,480	1,993
*	Vericel Corp.	105,813	1,974
*	Principia Biopharma Inc.	54,707	1,960
*,^ Clovis Oncology Inc.		130,818	1,953
*	CareDx Inc.	94,799	1,945
*	Athenex Inc.	117,997	1,838
*,^ ZIOPHARM Oncology Inc.		351,059	1,829
*	Myovant Sciences Ltd.	101,752	1,812
*	TG Therapeutics Inc.	214,643	1,758
*,^ Allogene Therapeutics Inc.		62,168	1,752
*	Atara Biotherapeutics Inc.	122,219	1,737
*	Rhythm Pharmaceuticals Inc.	74,204	1,666
*	Y-mAbs Therapeutics Inc.	48,792	1,647
*	Eagle Pharmaceuticals Inc.	27,665	1,618
*	Krystal Biotech Inc.	28,379	1,604
*,^ Intellia Therapeutics Inc.		86,261	1,495
*	Flexion Therapeutics Inc.	82,968	1,471
*	Rocket Pharmaceuticals Inc.	82,681	1,454
*	G1 Therapeutics Inc.	65,951	1,425
*	Kodiak Sciences Inc.	46,545	1,378
*	Kura Oncology Inc.	85,709	1,366
*	Retrophin Inc.	97,626	1,354
*,^ OPKO Health Inc.		845,242	1,344
*	ImmunoGen Inc.	370,646	1,338
*	Prothena Corp. plc	99,274	1,273
*	Gossamer Bio Inc.	49,128	1,253
*	Kadmon Holdings Inc.	279,876	1,237

*	Cytokinetics Inc.	127,615	1,234
*	Agenus Inc.	290,499	1,217
*,^ Viking Therapeutics Inc.		165,534	1,212
*	Akebia Therapeutics Inc.	189,173	1,190
*	Stemline Therapeutics Inc.	110,662	1,183
*,^ Dynavax Technologies Corp. Class A		208,904	1,180
*	Progenics Pharmaceuticals Inc.	220,333	1,150
*	MacroGenics Inc.	115,270	1,092
*	Karuna Therapeutics Inc.	14,771	1,062
*	BioCryst Pharmaceuticals Inc.	370,518	1,056
*	Eidos Therapeutics Inc.	18,255	1,028
*,^ Intrexon Corp.		180,591	1,006
*	Voyager Therapeutics Inc.	68,987	941
*	Rigel Pharmaceuticals Inc.	417,723	936
*	Assembly Biosciences Inc.	57,085	926
*,^ Akcea Therapeutics Inc.		46,583	907
*	AMAG Pharmaceuticals Inc.	85,065	906
*	Avrobio Inc.	56,044	899
*	PDL BioPharma Inc.	286,953	890
*	Forty Seven Inc.	64,741	818
*	AnaptysBio Inc.	60,381	815
*	Homology Medicines Inc.	48,172	771
*,^ Sorrento Therapeutics Inc.		247,065	721
*	Puma Biotechnology Inc.	75,881	720
*	MeiraGTx Holdings plc	36,816	709
*,^ Corbus Pharmaceuticals Holdings Inc.		149,492	703
*	CytomX Therapeutics Inc.	112,138	702
*	MediciNova Inc.	98,551	702
*,^ Geron Corp.		462,175	661
*	Twist Bioscience Corp.	27,732	661
*,^ Inovio Pharmaceuticals Inc.		244,129	615
*,^ Rubius Therapeutics Inc.		79,425	612
*	NextCure Inc.	11,458	548
*	Translate Bio Inc.	52,754	530
*	Minerva Neurosciences Inc.	81,261	508
*	Stoke Therapeutics Inc.	20,661	506
*	GlycoMimetics Inc.	85,931	505
*	Arcus Biosciences Inc.	60,758	502
*	KalVista Pharmaceuticals Inc.	33,810	490
*	Precision BioSciences Inc.	27,541	489
*	Crinetics Pharmaceuticals Inc.	24,004	470
*	TCR2 Therapeutics Inc.	27,221	461
*	Gritstone Oncology Inc.	49,185	428
*,^ Lexicon Pharmaceuticals Inc.		118,488	418
*	Scholar Rock Holding Corp.	47,900	408
*	Syros Pharmaceuticals Inc.	77,254	394
*	Replimune Group Inc.	26,743	372
*	Concert Pharmaceuticals Inc.	45,249	341
*	Kiniksa Pharmaceuticals Ltd. Class A	31,603	337
*	Five Prime Therapeutics Inc.	74,979	294
*	Synthorx Inc.	15,971	286
*	Akero Therapeutics Inc.	14,440	284
*	Morphic Holding Inc.	15,429	245
*,^ Marker Therapeutics Inc.		62,123	207
*	Solid Biosciences Inc.	52,486	206
*	Acorda Therapeutics Inc.	118,436	189
*	Prevail Therapeutics Inc.	12,952	186

*,^ MannKind Corp.		109,933	135
*	PhaseBio Pharmaceuticals Inc.	34,458	112
*	Calyxt Inc.	24,390	90
*	Cyclerion Therapeutics Inc.	40,268	74
*,^ Novavax Inc.		9,329	45
			2,015,190
Health Care Equipment & Supplies (25.1%)
	Abbott Laboratories	4,448,506	380,125
	Medtronic plc	3,378,723	376,356
^	Danaher Corp.	1,624,923	237,206
	Becton Dickinson and Co.	679,273	175,592
	Stryker Corp.	847,341	173,586
*	Intuitive Surgical Inc.	289,829	171,840
*	Boston Scientific Corp.	3,505,261	151,603
*	Edwards Lifesciences Corp.	523,186	128,149
	Baxter International Inc.	1,221,330	100,112
	Zimmer Biomet Holdings Inc.	516,662	75,061
*	IDEXX Laboratories Inc.	216,760	54,533
	ResMed Inc.	361,777	54,122
*	Align Technology Inc.	190,812	52,920
*	DexCom Inc.	229,311	52,125
	Teleflex Inc.	116,252	41,077
	Cooper Cos. Inc.	124,540	38,992
*	Hologic Inc.	672,225	34,499
	STERIS plc	213,311	32,240
	Dentsply Sirona Inc.	564,483	31,916
*	Varian Medical Systems Inc.	229,129	30,641
*	Insulet Corp.	151,559	28,145
	West Pharmaceutical Services Inc.	185,420	27,262
*	ABIOMED Inc.	114,126	22,389
*	Masimo Corp.	127,346	19,748
*	Novocure Ltd.	197,496	18,205
	Hill-Rom Holdings Inc.	168,072	18,019
*	Haemonetics Corp.	127,671	15,397
*	Penumbra Inc.	78,641	13,913
*	Integra LifeSciences Holdings Corp.	182,845	11,152
*	Globus Medical Inc.	193,748	10,840
*	LivaNova plc	121,803	10,202
*	NuVasive Inc.	130,615	9,436
*	ICU Medical Inc.	49,465	9,274
*	Tandem Diabetes Care Inc.	132,743	9,163
*	Wright Medical Group NV	302,024	8,991
*	Neogen Corp.	131,895	8,780
*	Nevro Corp.	77,655	8,680
	CONMED Corp.	70,972	8,039
	Cantel Medical Corp.	94,783	7,289
*	Quidel Corp.	93,827	6,438
*	Glaukos Corp.	98,091	6,291
*	Integer Holdings Corp.	82,259	6,239
*	iRhythm Technologies Inc.	62,255	4,488
*	Avanos Medical Inc.	120,486	4,176
*	Cardiovascular Systems Inc.	88,681	4,040
*	Merit Medical Systems Inc.	138,902	3,889
*	Inogen Inc.	47,034	3,462
*	STAAR Surgical Co.	83,697	3,085
*	AtriCure Inc.	99,486	2,960
*	Varex Imaging Corp.	96,482	2,889

*	Tactile Systems Technology Inc.	42,731	2,744
*	Natus Medical Inc.	85,367	2,731
	Atrion Corp.	3,776	2,661
*	CryoLife Inc.	94,699	2,342
	Mesa Laboratories Inc.	9,866	2,310
*	Orthofix Medical Inc.	47,982	2,178
*	Lantheus Holdings Inc.	98,242	2,053
*	Antares Pharma Inc.	387,343	1,832
*	Heska Corp.	18,443	1,761
*	Silk Road Medical Inc.	46,480	1,674
*	Axogen Inc.	90,432	1,567
*	Cerus Corp.	354,788	1,540
	LeMaitre Vascular Inc.	42,758	1,521
*	AngioDynamics Inc.	93,667	1,440
*	CryoPort Inc.	89,601	1,411
*	Surmodics Inc.	33,623	1,380
*	OraSure Technologies Inc.	158,654	1,285
*	Axonics Modulation Technologies Inc.	41,726	1,018
	Meridian Bioscience Inc.	107,790	986
*	OrthoPediatrics Corp.	21,971	864
	Invacare Corp.	87,300	762
*	GenMark Diagnostics Inc.	133,803	747
*	Accuray Inc.	223,416	688
*	Shockwave Medical Inc.	17,303	678
*	Establishment Labs Holdings Inc.	27,745	670
*,^ ViewRay Inc.		142,857	474
*	SI-BONE Inc.	24,451	435
*	TransMedics Group Inc.	18,778	352
*,^ TransEnterix Inc.		473,862	95
*	Neuronetics Inc.	19,708	85
			2,745,860
Health Care Providers & Services (19.2%)
	UnitedHealth Group Inc.	2,385,270	667,566
	CVS Health Corp.	3,272,846	246,347
	Cigna Corp.	950,053	189,935
	Anthem Inc.	643,882	185,863
	Humana Inc.	339,912	115,988
	HCA Healthcare Inc.	685,978	95,118
	McKesson Corp.	465,268	67,296
*	Centene Corp.	1,040,780	62,936
*	Laboratory Corp. of America Holdings	246,023	42,387
	Cardinal Health Inc.	749,974	41,271
*	WellCare Health Plans Inc.	126,324	40,685
	Quest Diagnostics Inc.	339,292	36,152
	AmerisourceBergen Corp. Class A	392,884	34,538
	Universal Health Services Inc. Class B	204,600	28,540
*	Henry Schein Inc.	373,530	25,736
*	Molina Healthcare Inc.	149,959	20,319
*	DaVita Inc.	260,795	18,717
	Encompass Health Corp.	247,963	17,534
	Chemed Corp.	40,160	17,270
*	Amedisys Inc.	80,904	13,184
*	HealthEquity Inc.	177,276	11,149
*	LHC Group Inc.	75,219	10,034
*	Guardant Health Inc.	93,514	7,263
*	Acadia Healthcare Co. Inc.	223,312	7,182
*	Tenet Healthcare Corp.	221,022	7,117

*	AMN Healthcare Services Inc.	117,630	6,995
*	Select Medical Holdings Corp.	290,224	6,417
*	Premier Inc. Class A	159,150	5,656
	Ensign Group Inc.	127,824	5,551
*	MEDNAX Inc.	212,137	5,541
*	Magellan Health Inc.	58,296	4,531
	Patterson Cos. Inc.	217,238	4,227
*	BioTelemetry Inc.	85,244	3,948
	US Physical Therapy Inc.	31,923	3,731
*	Covetrus Inc.	253,492	3,628
*	Addus HomeCare Corp.	34,577	3,223
*	Brookdale Senior Living Inc.	417,659	2,982
*	R1 RCM Inc.	225,784	2,910
*	Tivity Health Inc.	120,005	2,718
	National HealthCare Corp.	29,676	2,522
*	Hanger Inc.	85,315	2,235
*	CorVel Corp.	26,114	2,155
	National Research Corp.	31,660	2,042
*	RadNet Inc.	105,879	2,029
*	Providence Service Corp.	28,981	1,730
*	Pennant Group Inc.	62,643	1,467
*	Triple-S Management Corp. Class B	62,517	1,197
*,^ PetIQ Inc. Class A		50,191	1,154
*,^ Apollo Medical Holdings Inc.		62,275	1,138
*	Cross Country Healthcare Inc.	94,225	1,137
*	Option Care Health Inc.	355,192	1,105
*	Diplomat Pharmacy Inc.	148,246	764
*	Community Health Systems Inc.	219,904	704
*	Surgery Partners Inc.	48,683	671
*	Avalon GloboCare Corp.	51,619	80
			2,094,315
Health Care Technology (1.5%)
	Cerner Corp.	801,668	57,391
*	Veeva Systems Inc. Class A	327,085	48,795
*,^ Teladoc Health Inc.		172,112	14,413
*	Omnicell Inc.	104,773	8,381
*	HMS Holdings Corp.	219,370	6,625
*	Allscripts Healthcare Solutions Inc.	419,535	4,523
*	Inovalon Holdings Inc. Class A	170,052	3,061
*	NextGen Healthcare Inc.	123,514	2,275
*,^ Tabula Rasa HealthCare Inc.		47,773	2,131
*	Inspire Medical Systems Inc.	29,917	2,123
*	HealthStream Inc.	65,261	1,901
*	Vocera Communications Inc.	78,566	1,705
*	Change Healthcare Inc.	125,957	1,685
*	Evolent Health Inc. Class A	189,958	1,370
	Simulations Plus Inc.	31,146	1,041
	Computer Programs & Systems Inc.	35,253	937
*	Castlight Health Inc. Class B	207,434	288
			158,645
Life Sciences Tools & Services (7.3%)
	Thermo Fisher Scientific Inc.	1,007,775	316,391
*	Illumina Inc.	369,763	118,605
	Agilent Technologies Inc.	778,226	62,857
*	IQVIA Holdings Inc.	420,882	61,440
*	Mettler-Toledo International Inc.	61,886	44,522

*	Waters Corp.	168,092	37,328
	PerkinElmer Inc.	279,486	25,964
	Bio-Techne Corp.	95,715	20,890
*	Bio-Rad Laboratories Inc. Class A	55,915	20,654
*	Charles River Laboratories International Inc.	122,645	17,814
*	PRA Health Sciences Inc.	157,451	17,132
	Bruker Corp.	272,206	13,934
*	Avantor Inc.	578,291	9,906
*	Syneos Health Inc.	156,584	8,598
*	NeoGenomics Inc.	248,122	6,404
*	Medpace Holdings Inc.	71,719	5,499
*	Cambrex Corp.	87,826	5,267
*	Codexis Inc.	139,723	2,171
	Luminex Corp.	102,604	2,168
*	Pacific Biosciences of California Inc.	323,014	1,660
*,^ Accelerate Diagnostics Inc.		74,139	1,108
*	Quanterix Corp.	34,337	870
*	Personalis Inc.	23,873	213
			801,395
Other (0.0%)2
*,§ Alder BioPharmaceuticals CVR Exp. 12/31/2024		157,578	138
*,§ Corium CVR		65,324	12
*,§ Clinical Data CVR		8,685	—
*,§ MannKind Corp. Warrants Exp. 12/26/2019		98,864	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	7,710	—
			150
Pharmaceuticals (28.4%)
	Johnson & Johnson	6,642,898	913,332
	Merck & Co. Inc.	6,444,841	561,861
	Pfizer Inc.	13,691,173	527,384
	Bristol-Myers Squibb Co.	5,901,081	336,008
	Eli Lilly & Co.	2,187,657	256,722
	Allergan plc	825,582	152,683
	Zoetis Inc.	1,201,971	144,861
*	Elanco Animal Health Inc.	891,495	24,703
*	Mylan NV	1,296,434	24,347
*	Jazz Pharmaceuticals plc	142,497	21,534
*	Catalent Inc.	367,194	19,090
	Perrigo Co. plc	324,705	16,635
*	Horizon Therapeutics plc	468,865	15,369
*	Reata Pharmaceuticals Inc. Class A	49,248	9,610
*	Nektar Therapeutics Class A	441,180	8,951
*	MyoKardia Inc.	109,978	7,165
*	Zogenix Inc.	101,498	4,850
*	Prestige Consumer Healthcare Inc.	126,430	4,775
*	Pacira BioSciences Inc.	94,827	4,383
*	Corcept Therapeutics Inc.	257,345	3,302
*	Supernus Pharmaceuticals Inc.	130,919	3,061
*,^ Cara Therapeutics Inc.		105,573	2,743
*	Endo International plc	515,977	2,621
*,^ Axsome Therapeutics Inc.		60,586	2,385
*	Innoviva Inc.	176,584	2,380
*	Theravance Biopharma Inc.	105,790	2,302
*	Aerie Pharmaceuticals Inc.	109,580	2,081
*	Tricida Inc.	49,546	1,980
*	Arvinas Inc.	47,754	1,834

*	Revance Therapeutics Inc.		101,094	1,810
*,^ Omeros Corp.			118,898	1,760
*	Amphastar Pharmaceuticals Inc.		88,097	1,719
*	Intersect ENT Inc.		79,238	1,718
*,^ WaVe Life Sciences Ltd.			47,131	1,562
*,^ TherapeuticsMD Inc.			598,848	1,503
*	Collegium Pharmaceutical Inc.		66,331	1,441
*	ANI Pharmaceuticals Inc.		22,730	1,401
*	Bristol Meyers Squibb CVR Exp. 12/31/2020		1,163,797	2,502
*	Odonate Therapeutics Inc.		36,607	1,259
*,^ Tilray Inc.			62,130	1,233
	Phibro Animal Health Corp. Class A		50,410	1,223
*	Intra-Cellular Therapies Inc.		116,810	1,134
*	Amneal Pharmaceuticals Inc.		258,739	973
*	Dermira Inc.		115,512	940
*	Akorn Inc.		239,774	875
*,^ Evolus Inc.			56,903	796
*,^ Mallinckrodt plc			205,502	775
*	SIGA Technologies Inc.		131,049	642
*,^ Optinose Inc.			58,876	550
*	Xeris Pharmaceuticals Inc.		58,115	519
*	Verrica Pharmaceuticals Inc.		29,292	441
*	Cymabay Therapeutics Inc.		159,634	281
*	Eloxx Pharmaceuticals Inc.		47,938	250
*	Kala Pharmaceuticals Inc.		45,289	189
				3,106,448
Total Common Stocks (Cost $8,625,139)				10,922,003
		Coupon
Temporary Cash Investment (0.4%) 1
Money Market Fund (0.4%)
3,4 Vanguard Market Liquidity Fund (Cost $46,314)		1.841%	463,136	46,323
Total Investments (100.4%) (Cost $8,671,453)				10,968,326
Other Assets and Liabilities-Net (-0.4%)4				(40,366)
Net Assets (100%)				10,927,960

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,377,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its assets in equity markets through the use of swap contracts. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0%
and 0.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $46,106,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
Floating
Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)

Health Care Index Fund

Pfizer Inc.	2/4/20	GSI	8,574	(1.733)	364	—
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.
Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under

Health Care Index Fund

the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,921,853	—	150
Temporary Cash Investments	46,323	—	—
Swap Contracts—Assets	—	364	—
Total	10,968,176	364	150